UBS
BOND
FUND

-----------

UBS
Private Investor
Funds, Inc.


Semi-Annual Report
June 30, 1997

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS Bond Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's semi-annual report for the six months ended June 30, 1997. This report contains a letter from the portfolio manager discussing the performance of the Fund for the six months ended June 30, 1997 including an economic overview. In addition, it includes a complete set of financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds:

       Bring you the expertise of The Private Bank's professional money managers

       Make available global investment perspective and knowledge

       Place a high priority on financial stability and preservation of wealth

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of a prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

This semi-annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

     For the second quarter the UBS Bond Fund (the 'Fund') returned 2.75% versus 2.95% for the Lehman Intermediate Corporate/Government Bond Index (the 'Index'). For the six months ended June 30, 1997, the Fund returned 2.58% versus 2.83% for the Index.

Growth of a $10,000 Investment
(Hypothetical -- Past performance is not an indication of future results.)

This chart provides a comparison of the Fund's performance to that of the Lehman Brothers Intermediate Government/Corporate Bond Index. This chart compares total returns (which includes changes in share price and reinvestment of all dividends and capital gains) of a hypothetical $10,000 investment made on April 2, 1996 (commencement of operations) and held through June 30, 1997.

                              [GRAPH]

                                            LEHMAN BROTHERS
                                             INTERMEDIATE
                                 UBS BOND      GOVT./CORP.
                       DATE        FUND        BOND INDEX
                     --------    --------    ---------------
                      4/2/96       $10,000       $10,000
                      4/30/96        9,935         9,958
                      5/31/96        9,930         9,950
                      6/30/96       10,031        10,056
                      7/31/96       10,057        10,086
                      8/31/96       10,072        10,094
                      9/30/96       10,199        10,234
                     10/31/96       10,378        10,415
                     11/30/96       10,512        10,553
                     12/31/96       10,436        10,485
                      1/31/97       10,470        10,526
                      2/28/97       10,485        10,546
                      3/31/97       10,419        10,473
                      4/30/97       10,532        10,597
                      5/31/97       10,605        10,685
                      6/30/97       10,706        10,782


Average Annual Total Return

                                                                                        LEHMAN BROTHERS
                                                                                         INTERMEDIATE
                                                                            UBS BOND      GOVT./CORP.
                                                                              FUND        BOND INDEX
                                                                            --------    ---------------
Six months ended June 30, 1997...........................................     2.58%           2.83%
1 year ended June 30, 1997...............................................     6.73%           7.23%
April 2, 1996 (commencement of operations) through
  June 30, 1997..........................................................     5.62%           6.23%

ECONOMIC OVERVIEW

The market suffered between December 1996 and March 1997 as renewed economic vigor and low and declining unemployment increased fears of higher inflation and protracted Fed tightening following a 25 b.p. rate hike on March 25, the first in over two years. The market reversed course in the second quarter as economic growth eased, and inflation remained quite benign: if the volatile food and energy sectors

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------
are excluded, core inflation as measured by the (core) Consumer Price Index has risen at a 2.6% annualized rate in the first five months of the year, unchanged from the inflation rate in 1996.

ECONOMIC FORECAST

While second quarter consumer spending has been below-trend, we regard the deceleration primarily as a 'payback' from extremely rapid growth in the first quarter. We expect real growth, excluding inventories, to rise by 3.5% in the third quarter, driven by stronger consumer demand, with declining inventory accumulation expected to pull GDP growth down to 3.0%. If this forecast were to come to fruition, we believe it would create modest upward pressure on yields late in the third quarter.

STRATEGY

Duration:

Although we continue to believe that the economy will grow more rapidly in the third quarter than in the second, the shorter-term outlook is for a continued rally in the market. Fundamentally, we expect a continuation of market-friendly inflation data through the end of July. We are also concerned that at current yields, the risk has increased that mortgage managers will need to buy Treasuries to offset declining durations in MBS portfolios, propelling the Treasury market higher. Accordingly in July we are moving our duration target from a modest short to neutral. Currently, our duration is equal to that of the benchmark.

Yield Curve:

The yield curve is likely to flatten by year-end but significant flattening is unlikely to occur in the next one to two months. We have reduced our overweight in the intermediate (5 to 10 year) sector and are currently neutral to the curve.

Sector:

Investment Grade Corporates:

Despite continued supply (annualized year to date issuance close to $150 billion), investment grade corporate spreads remained firm in June, at or near the all time tights for most sectors. We have reduced corporate exposure in the bank and finance sectors and intend to maintain a corporate duration that is shorter than the index corporate duration.

Non-US Dollars:

European bond markets outperformed US Treasuries and the strongest performance came from the high yielding European markets which benefited from continued pro-EMU sentiment. Both France and Germany reaffirmed their commitment to EMU under the current timetable, indicating continued fiscal stringency, given that this is likely to be the only way that the deficit targets will be achieved. As a result, European bond markets rallied while core European currencies weakened against the US Dollar.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

We maintained an exposure of approximately 5% of the portfolio in 5 and 6 year German bonds fully hedged into US Dollars. This position outperformed equivalent duration US Treasury positions by 0.4%. In addition to European exposure, we maintained a 2.5% position in 3 year duration Canadian government bonds, contributing 0.08 years in weighted average duration. Canada unexpectedly raised rates mid-month which caused shorter dated bonds to lag US Treasuries although the total return over the month still remained positive at around 0.75 b.p.

Ranjani Nagaswami
Portfolio Manager

Maud I. Welles
Portfolio Manager

------------------------

The Fund is not insured by the FDIC and is not a deposit with, an obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by First Fund Distributors, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS Bond Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving a portion of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged composite of intermediate duration consisting of publicly issued, fixed rate, non-convertible domestic bonds.

UBS Bond Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Bond
  Portfolio, at value................................................................     $7,882,232
Receivable from funds services agent.................................................         10,224
Deferred organization expenses and other assets......................................        106,171
                                                                                          ----------
          Total Assets...............................................................      7,998,627
                                                                                          ----------

LIABILITIES:
Administrative services fees payable.................................................            913
Dividends payable....................................................................            250
Other accrued expenses...............................................................         14,561
                                                                                          ----------
          Total Liabilities..........................................................         15,724
                                                                                          ----------

NET ASSETS...........................................................................     $7,982,903
                                                                                          ----------
                                                                                          ----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)..................         79,955
                                                                                          ----------
                                                                                          ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.......................         $99.84
                                                                                          ----------
                                                                                          ----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.......................................................     $       80
Additional paid-in capital...........................................................      8,043,010
Net unrealized depreciation of investments, foreign currency contracts and foreign
  currency translations..............................................................        (65,969)
Accumulated undistributed net investment income......................................            703
Accumulated undistributed net realized gains on securities and foreign currency
  transactions.......................................................................          5,079
                                                                                          ----------
          Net Assets.................................................................     $7,982,903
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

UBS Bond Fund
Statement of Operations
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust -- UBS Bond Portfolio
     Interest............................................................    $259,110
     Dividends...........................................................       8,483
                                                                             --------
          Investment income..............................................                  $267,593
     Total expenses......................................................      31,126
     Less: Fee waiver....................................................     (10,361)
                                                                             --------
     Net expenses........................................................                    20,765
                                                                                           --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS Bond
  Portfolio..............................................................                   246,828

EXPENSES:
Shareholder service fees.................................................      10,408
Administrative services fees.............................................       2,369
Amortization of organization expenses....................................       9,708
Reports to shareholders expense..........................................       9,350
Audit fees...............................................................       5,434
Transfer agent fees......................................................       5,200
Legal fees...............................................................       4,837
Registration fees........................................................       4,150
Fund accounting fees.....................................................       3,841
Directors' fees..........................................................       2,976
Miscellaneous expenses...................................................       1,389
                                                                             --------
     Total expenses......................................................      59,662
     Less: Fee waiver and expense reimbursements.........................     (47,121)
                                                                             --------
     Net expenses........................................................                    12,541
                                                                                           --------
Net investment income....................................................                   234,287
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS BOND PORTFOLIO
Net realized loss on securities transactions.............................                   (18,384)
Net realized gain on foreign currency transactions.......................                    25,864
Net change in unrealized depreciation of investments.....................                   (58,210)
Net change in unrealized appreciation of foreign currency contracts and
  translations...........................................................                    (8,380)
                                                                                           --------
Net realized and unrealized loss on investments from UBS Investor
  Portfolios Trust -- UBS Bond Portfolio.................................                   (59,110)
                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                  $175,177
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.

UBS Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS
                                                                                      ENDED         APRIL 2, 1996*
                                                                                  JUNE 30, 1997         THROUGH
                                                                                   (UNAUDITED)     DECEMBER 31, 1996
                                                                                  -------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..........................................................    $    234,287       $   171,160
Net realized gain on securities and foreign currency transactions..............           7,480             3,907
Net change in unrealized appreciation of investments, foreign currency
  contracts and foreign currency translations..................................         (66,590)              621
                                                                                  -------------    --------------
Net increase in net assets resulting from operations...........................         175,177           175,688
                                                                                  -------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................................        (229,498)         (170,408)
Net realized gains.............................................................         (11,079)           (1,273)
                                                                                  -------------    --------------
Total dividends and distributions to shareholders..............................        (240,577)         (171,681)
                                                                                  -------------    --------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...............................................       4,198,955        10,846,978
Net asset value of shares issued to shareholders in reinvestment of dividends
  and distributions............................................................         221,462           127,366
Cost of shares redeemed........................................................      (3,872,404)       (3,503,061)
                                                                                  -------------    --------------
Net increase in net assets from transactions in shares of common stock.........         548,013         7,471,283
                                                                                  -------------    --------------

NET INCREASE IN NET ASSETS.....................................................         482,613         7,475,290
NET ASSETS:
Beginning of period............................................................       7,500,290            25,000
                                                                                  -------------    --------------
End of period (including undistributed net investment income of $703 and
  accumulated net investment loss of $4,086, respectively).....................    $  7,982,903       $ 7,500,290
                                                                                  -------------    --------------
                                                                                  -------------    --------------

------------------------
* Commencement of operations.

See notes to financial statements.

UBS Bond Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS
                                                                                       ENDED         APRIL 2, 1996*
                                                                                   JUNE 30, 1997         THROUGH
                                                                                    (UNAUDITED)     DECEMBER 31, 1996
                                                                                   -------------    -----------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period............................................      $100.13            $100.00
                                                                                   -------------        --------
Income from investment operations:
     Net investment income......................................................         2.79               4.12
     Net realized and unrealized (loss) gain on investments, foreign currency
       contracts and foreign currency translations..............................        (0.25)              0.14
                                                                                   -------------        --------
     Total income from investment operations....................................         2.54               4.26
                                                                                   -------------        --------

Less dividends and distributions to shareholders:
     Dividends from net investment income.......................................        (2.72)             (4.11)
     Distributions from net realized gains......................................        (0.11)             (0.02)
                                                                                   -------------        --------
     Total dividends and distributions..........................................        (2.83)             (4.13)
                                                                                   -------------        --------

Net asset value, end of period..................................................      $ 99.84            $100.13
                                                                                   -------------        --------
                                                                                   -------------        --------
Total return....................................................................         2.58%(1)           4.36%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)...................................      $ 7,983            $ 7,500
     Ratio of expenses to average net assets(2).................................         0.80%(3)           0.80%(3)
     Ratio of net investment income to average net assets(2)....................         5.63%(3)           5.61%(3)

------------------------
* Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Bond Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.38% (annualized) and 3.33% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.

UBS Bond Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL

UBS Bond Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1997, the Company included three other funds, UBS U.S. Equity Fund, UBS International Equity Fund and UBS Institutional International Equity Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Bond Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (13.7% at June 30, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the

UBS Bond Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For the fiscal year ended December 31, 1996, the Fund increased accumulated undistributed net realized gains by $6,044, reduced accumulated undistributed net investment income by $4,838 and decreased paid-in capital by $1,206. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $107,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company effective March 13, 1997, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. Prior to March 13, 1997, Signature Broker-Dealer Services, Inc. ('Signature') provided overall administrative services and general office facilities. As compensation for such services, the Company had agreed to pay Signature a fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature did not receive a fee on average daily net assets in excess of $200 million. For the six months ended June 30, 1997, the administrative services fee amounted to $2,369.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement effective March 13, 1997, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement. Prior to March 13, 1997, Signature served as the distributor of Fund shares. Signature did not receive any additional fees for services provided as the distributor.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1997, the shareholder service fee amounted to $10,408, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.80% of the Fund's average daily net assets. For the six months ended June 30, 1997, UBS reimbursed the Fund for expenses totaling $36,713 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

UBS Bond Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At June 30, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                         SIX MONTHS
                                                            ENDED         PERIOD FROM APRIL 2, 1996
                                                        JUNE 30, 1997    (COMMENCEMENT OF OPERATIONS)
                                                         (UNAUDITED)      THROUGH DECEMBER 31, 1996
                                                        -------------    ----------------------------
Shares subscribed....................................       42,085                  108,567
Shares issued in reinvestment of dividends and
  distributions......................................        2,226                    1,278
Shares redeemed......................................      (39,262)                 (35,189)
                                                        -------------            ----------
Net increase in shares outstanding...................        5,049                   74,656
                                                        -------------            ----------
                                                        -------------            ----------

UBS Bond Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

   FACE                                                                          COUPON      MATURITY
   VALUE                            SECURITY DESCRIPTION                          RATE         DATE         VALUE
-----------   ----------------------------------------------------------------   ------      --------    -----------
              U.S. TREASURY & U.S. GOVERNMENT AGENCY OBLIGATIONS -- 54.9%
              U.S. TREASURY OBLIGATIONS -- 50.9%
$10,800,000   U.S. Treasury Bond..............................................    5.88%     11/15/99     $10,730,772
  1,203,000   U.S. Treasury Bond..............................................    7.75%      1/31/00       1,246,801
  1,375,000   U.S. Treasury Bond..............................................    6.25%      4/30/01       1,371,136
  1,150,000   U.S. Treasury Bond..............................................    6.75%      8/15/26       1,138,144
  1,000,000   U.S. Treasury Note..............................................    6.00%      8/31/97       1,000,620
    790,000   U.S. Treasury Note..............................................    5.25%      7/31/98         785,063
    100,000   U.S. Treasury Note..............................................    7.00%      4/15/99         101,578
  1,100,000   U.S. Treasury Note..............................................    6.50%      4/30/99       1,108,250
  1,255,000   U.S. Treasury Note..............................................    6.38%      4/30/99       1,261,664
    150,000   U.S. Treasury Note..............................................    6.75%      5/31/99         151,734
  1,700,000   U.S. Treasury Note..............................................    6.38%      7/15/99       1,709,299
    155,000   U.S. Treasury Note..............................................    6.88%      8/31/99         157,300
    145,000   U.S. Treasury Note..............................................    7.13%      9/30/99         147,968
    375,000   U.S. Treasury Note..............................................    5.88%      2/15/00         372,011
  1,950,000   U.S. Treasury Note..............................................    7.13%      2/29/00       1,992,647
    505,000   U.S. Treasury Note..............................................    6.75%      4/30/00         511,626
    800,000   U.S. Treasury Note..............................................    5.50%     12/31/00         779,872
    500,000   U.S. Treasury Note..............................................    6.63%      7/31/01         504,685
  1,000,000   U.S. Treasury Note..............................................    6.25%      2/28/02         994,370
  1,514,000   U.S. Treasury Note..............................................    7.50%      5/15/02       1,584,260
  1,170,000   U.S. Treasury Note..............................................    6.38%      8/15/02       1,169,637
    419,000   U.S. Treasury Note..............................................    7.25%      5/15/04         436,740
    100,000   U.S. Treasury Note..............................................    7.25%      8/15/04         104,250
                                                                                                         -----------
                                                                                                          29,360,427
                                                                                                         -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.0%
  1,400,000   Federal Home Loan Mortgage Corp.................................    5.96%     10/20/00       1,380,974
    975,758   Federal National Mortgage Assc., Pool #250576...................    7.00%      6/01/26         957,882
                                                                                                         -----------
                                                                                                           2,338,856
                                                                                                         -----------
              TOTAL U.S. TREASURY & U.S. GOVERNMENT AGENCY
                OBLIGATIONS (COST $31,647,493)................................                            31,699,283
                                                                                                         -----------

              CORPORATE OBLIGATIONS -- 31.5%

              CORPORATE OBLIGATIONS -- DOMESTIC -- 30.5%
              AEROSPACE/DEFENSE -- 0.9%
    500,000   Lockheed Martin.................................................    6.55%      5/15/99         501,668
                                                                                                         -----------

              BANKING -- 3.3%
    500,000   BanPonce Corp. .................................................    6.75%      4/26/00         501,215
    600,000   First USA Bank..................................................    7.00%      8/20/01         601,776
    720,000   J.P. Morgan & Co. ..............................................    8.50%      8/15/03         776,138
                                                                                                         -----------
                                                                                                           1,879,129
                                                                                                         -----------

              BROKERAGE -- 3.9%
  1,000,000   Goldman Sachs (a)...............................................    7.80%      7/15/02       1,037,770
    750,000   Lehman Brothers Inc. ...........................................    6.89%     10/10/00         752,093
    200,000   Lehman Brothers Inc. ...........................................    7.25%      4/15/03         200,788
    250,000   Salomon Inc. ...................................................    7.30%      5/15/02         252,008
                                                                                                         -----------
                                                                                                           2,242,659
                                                                                                         -----------

              BUILDING SUPPLIES -- 0.9%
    500,000   Sherwin Williams................................................    6.25%      2/01/00         498,909
                                                                                                         -----------

              CAPITAL EQUIPMENT -- 1.4%
    800,000   Case Corp. .....................................................    7.25%      8/01/05         805,336
                                                                                                         -----------

------------------------
See notes to financial statements.
                                       12

UBS Bond Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

   FACE                                                                          COUPON      MATURITY
   VALUE                            SECURITY DESCRIPTION                          RATE         DATE         VALUE
-----------   ----------------------------------------------------------------   ------      --------    -----------
              FINANCING & LEASING -- 6.1%
$   950,000   Associates Corp. N.A............................................    8.50%      1/10/00     $   993,976
    500,000   CIT Group Holdings..............................................    6.70%      6/02/00         503,399
  1,000,000   Chrysler Finance................................................    6.53%      6/19/00       1,001,280
    750,000   Countrywide Home Loan...........................................    7.45%      9/16/03         764,550
    265,000   General Electric Capital Corp...................................    6.88%      4/15/00         268,567
                                                                                                         -----------
                                                                                                           3,531,772
                                                                                                         -----------
              FOOD -- 0.4%
    200,000   Foodbrands America, Inc. .......................................   10.75%      5/15/06         234,464
                                                                                                         -----------
              FUNERAL SERVICES -- 1.0%
    600,000   Loewen Group International, Inc. ...............................    7.50%      4/15/01         607,547
                                                                                                         -----------
              INDUSTRIAL -- CAPTIVE FINANCE -- 3.8%
    600,000   Caterpillar Financial...........................................    6.77%     12/29/00         601,860
  1,000,000   Pitney Bowes Credit.............................................    6.54%      7/15/99       1,003,740
    600,000   Sears Roebuck Acceptance Corp...................................    5.59%      2/16/01         578,994
                                                                                                         -----------
                                                                                                           2,184,594
                                                                                                         -----------
              MEDIA/CABLE -- 2.1%
    600,000   News America Holdings...........................................    7.50%      3/01/00         611,916
    400,000   Turner Broadcasting.............................................    7.40%      2/01/04         401,203
    200,000   Viacom, Inc. ...................................................    6.75%      1/15/03         192,320
                                                                                                         -----------
                                                                                                           1,205,439
                                                                                                         -----------
              REAL ESTATE -- 1.4%
    700,000   Chelsea GCA Realty..............................................    7.75%      1/26/01         710,927
    125,000   Susa Partnership LP.............................................    7.13%     11/01/03         123,217
                                                                                                         -----------
                                                                                                             834,144
                                                                                                         -----------
              TELECOMMUNICATIONS -- 1.9%
    400,000   U.S. West Capital Funding.......................................    6.85%      1/15/02         399,572
    700,000   WorldCom Inc. ..................................................    7.55%      4/01/04         713,104
                                                                                                         -----------
                                                                                                           1,112,676
                                                                                                         -----------
              TRANSPORTATION -- 0.5%
    300,000   Norfolk Southern Corporation....................................    6.95%      5/01/02         301,749
                                                                                                         -----------
              UTILITIES -- 2.9%
    426,000   BVPS II Funding Corp. ..........................................    7.38%     12/01/99         426,000
    700,000   Centerior Energy Corp. (a)......................................    7.67%      7/01/04         702,415
    550,000   Connecticut Light and Power (a).................................    7.75%      6/01/02         547,635
                                                                                                         -----------
                                                                                                           1,676,050
                                                                                                         -----------

              TOTAL CORPORATE OBLIGATIONS -- DOMESTIC (COST $17,547,820)......                            17,616,136
                                                                                                         -----------

              CORPORATE OBLIGATIONS -- FOREIGN -- 0.7%
              BANKING -- 0.7%
    400,000   Spintab (a) (Cost $402,326).....................................    7.50%      8/14/49         402,044
                                                                                                         -----------

              CORPORATE OBLIGATIONS -- EURODOLLAR -- 0.3%
              ENERGY -- 0.1%
     50,000   BP America Inc. ................................................    9.75%      3/01/99          52,576
                                                                                                         -----------

              INDUSTRIAL -- CAPTIVE FINANCE -- 0.2%
     80,000   Unilever Capital................................................    9.25%      3/29/00          85,149
                                                                                                         -----------

              TOTAL CORPORATE OBLIGATIONS -- EURODOLLAR (COST $138,314).......                               137,725
                                                                                                         -----------

              TOTAL CORPORATE OBLIGATIONS (COST $18,088,460)..................                            18,155,905
                                                                                                         -----------

------------------------
See notes to financial statements.
                                       13

UBS Bond Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

   FACE                                                                          COUPON      MATURITY
   VALUE                            SECURITY DESCRIPTION                          RATE         DATE         VALUE
-----------   ----------------------------------------------------------------   ------      --------    -----------
              FOREIGN GOVERNMENT OBLIGATIONS -- 8.3%
              CANADA -- 2.5%
$   910,000*  Canada Government...............................................    7.50%      9/01/00     $   699,772
    800,000*  Canada Government...............................................    7.50%      3/01/01         617,154
     50,000   Province of Ontario.............................................    7.38%      1/27/03          51,479
     50,000   Province of Quebec..............................................    9.13%      8/22/01          53,833
                                                                                                         -----------
                                                                                                           1,422,238
                                                                                                         -----------
              GERMANY -- 4.7%
  2,100,000*  German Unity Fund...............................................    8.00%      1/21/02       1,370,076
  2,140,000*  Treuhandanstalt.................................................    7.13%      1/29/03       1,356,265
                                                                                                         -----------
                                                                                                           2,726,341
                                                                                                         -----------
              JAPAN -- 1.1%
    355,000   Japan Finance Corp. ............................................    9.13%    10/11/00         379,435
    250,000   Japan Finance Corp. for Municipal Enterprises...................    6.85%     4/15/06         250,513
                                                                                                         -----------
                                                                                                             629,948
                                                                                                         -----------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $4,881,407)..........                             4,778,527
                                                                                                         -----------
              ASSET BACKED SECURITIES -- 1.6%
              CREDIT CARD RECEIVABLES -- 1.6%
    440,000   First Omni Bank Credit Card Trust, Series 96-A..................    6.65%      9/15/03         441,100
    500,000   Sears Credit Account Master Trust, Series 96-3..................    7.00%      7/16/08         506,875
                                                                                                         -----------
              TOTAL ASSET BACKED SECURITIES (COST $937,838)...................                               947,975
                                                                                                         -----------

  SHARES
-----------
              PREFERRED STOCK -- 1.0%
              REAL ESTATE -- 1.0%
        600   1585 Broadway Corp. (a) (Cost $601,530).........................                               593,250
                                                                                                         -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 97.3%
  (COST $56,156,728)..........................................................                            56,174,940
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.7%.................................                             1,563,254
                                                                                                         -----------
NET ASSETS -- 100.0%..........................................................                           $57,738,194
                                                                                                         -----------
                                                                                                         -----------

------------------------
*  Securities denominated in foreign currency.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, the value of these securities amounted to $3,283,114 or 5.7% of net assets.

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                           U.S. DOLLAR
                                                              FOREIGN                     U.S. DOLLAR     NET UNREALIZED
                                                           CURRENCY UNITS  U.S. DOLLAR      VALUE AT      APPRECIATION/
               CURRENCY AND SETTLEMENT DATE                     SOLD        PROCEEDS     JUNE 30, 1997    (DEPRECIATION)
---------------------------------------------------------- --------------  -----------   --------------   --------------
SALE CONTRACTS
Canadian Dollar, 7/16/97..................................    1,880,000    $1,362,319      $1,362,841        ($   522)
German Deutsche Mark, 7/16/97.............................    4,915,000     2,848,780       2,823,781          24,999
                                                                                                              -------
                                                                                                             $ 24,477
                                                                                                              -------
                                                                                                              -------

Note: Based upon the cost of investments of $56,156,728 for Federal Income Tax purposes at June 30, 1997, the aggregate gross unrealized appreciation and depreciation was $200,043 and $181,831, respectively, resulting in net unrealized appreciation of $18,212.

See notes to financial statements.
                                       14

UBS Bond Portfolio
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $56,156,728).........................................     $56,174,940
Cash.............................................................................       1,243,409
Dividends and interest receivable................................................         954,022
Receivable for investment securities sold........................................         520,295
Unrealized appreciation on open forward foreign currency contracts...............          24,477
Deferred organization expenses and other assets..................................          22,481
                                                                                      -----------
     Total Assets................................................................      58,939,624
                                                                                      -----------
LIABILITIES:
Administrative services fees payable.............................................          11,480
Investment advisory fees payable.................................................           9,474
Payable for investment securities purchased......................................       1,120,119
Other accrued expenses...........................................................          60,357
                                                                                      -----------
     Total Liabilities...........................................................       1,201,430
                                                                                      -----------

NET ASSETS.......................................................................     $57,738,194
                                                                                      -----------
                                                                                      -----------

COMPOSITION OF NET ASSETS:
Paid-in capital for beneficial interests.........................................     $57,738,194
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Statement of Operations
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends...........................................................     $   61,847
Interest............................................................      1,764,042
                                                                         ----------
     Total income...................................................                     $1,825,889

EXPENSES
Investment advisory fees............................................        127,063
Administrative services fees........................................         16,980
Audit fees..........................................................         19,701
Custodian fees and expenses.........................................         18,000
Fund accounting fees................................................         12,989
Amortization of organization expenses...............................          4,478
Legal fees..........................................................          4,010
Trustees' fees......................................................          3,968
Insurance expense...................................................          3,253
Miscellaneous expenses..............................................          2,015
                                                                         ----------
     Total expenses.................................................        212,457
     Less: Fee waiver...............................................        (70,590)
                                                                         ----------
     Net expenses...................................................                        141,867
                                                                                         ----------
Net investment income...............................................                      1,684,022
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities transactions........................                       (133,399)
Net realized gain on foreign currency transactions..................                        189,961
Net change in unrealized appreciation of investments................                       (124,272)
Net change in unrealized appreciation of foreign currency contracts
  and translations..................................................                        (63,414)
                                                                                         ----------
Net realized and unrealized loss on investments.....................                       (131,124)
                                                                                         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................                     $1,552,898
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                     ENDED         APRIL 2, 1996*
                                                                                 JUNE 30, 1997         THROUGH
                                                                                  (UNAUDITED)     DECEMBER 31, 1996
                                                                                 -------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.........................................................   $   1,684,022       $ 1,703,082
Net realized gain on securities and foreign currency transactions.............          56,562            44,624
Net change in unrealized appreciation of investments, foreign currency
  contracts and foreign currency translations.................................        (187,686)          227,405
                                                                                 -------------    -----------------
Net increase in net assets resulting from operations..........................       1,552,898         1,975,111
                                                                                 -------------    -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions...................................................      13,452,359        59,142,218
Value of withdrawals..........................................................     (10,267,915)       (8,116,477)
                                                                                 -------------    -----------------
Net increase in net assets from capital transactions..........................       3,184,444        51,025,741
                                                                                 -------------    -----------------

NET INCREASE IN NET ASSETS....................................................       4,737,342        53,000,852
NET ASSETS:
Beginning of period...........................................................      53,000,852          --
                                                                                 -------------    -----------------
End of period.................................................................   $  57,738,194       $53,000,852
                                                                                 -------------    -----------------
                                                                                 -------------    -----------------

------------------------
* Commencement of operations.

See notes to financial statements.

UBS Bond Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS
                                                                                       ENDED         APRIL 2, 1996*
                                                                                   JUNE 30, 1997         THROUGH
                                                                                    (UNAUDITED)     DECEMBER 31, 1996
                                                                                   -------------    -----------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)...................................      $57,738            $53,001
     Ratio of expenses to average net assets(1).................................         0.50%(2)           0.50%(2)
     Ratio of net investment income to average net assets(1)....................         5.96%(2)           5.83%(2)
     Portfolio turnover.........................................................           74%               100%

------------------------
* Commencement of operations.
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.25% (annualized) and 0.45% (annualized) for the respective periods.
(2) Annualized.

See notes to financial statements.

UBS Bond Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS Bond Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Debt securities with remaining maturities of more than 60 days are normally valued by a pricing service approved by the Board of Trustees (the 'Trustees'). Such pricing service will consider various factors when arriving at a valuation for a security. Such factors include yields and prices of comparable securities, indications as to values from dealers in such securities and general market conditions. In the event a pricing service is unable to price a security, the security will be valued by taking the average of the bid and ask prices as provided by a dealer in such security.

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at period-end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities held at period-end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any

UBS Bond Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of a counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $30,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and SFG. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.45% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, UBS voluntarily agreed to waive a portion of its investment advisory fee. Such waiver amounted to $70,590.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, effective March 13, 1997, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. Prior to March 13, 1997, Signature Financial Group (Grand Cayman), Ltd. ('SFG') provided overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio had agreed to pay SFG an administrative services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, the administrative services fee amounted to $16,980.

UBS Bond Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF INVESTMENTS
For the six months ended June 30, 1997, purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                             PURCHASES        SALES
                                                                            -----------    -----------
U.S. Government Securities...............................................   $24,162,513    $24,289,047
Corporate obligations....................................................    22,182,754     15,903,047
                                                                            -----------    -----------
          Total..........................................................   $46,345,267    $40,192,094
                                                                            -----------    -----------
                                                                            -----------    -----------

                               UBS Bond Fund
                           200 Clarendon Street
                         Boston, Massachusetts 02116



Investment Adviser                 Union Bank of Switzerland,
                                   New York Branch
                                   1345 Avenue of the Americas
                                   New York, NY 10105

Administrator                      Investors Bank & Trust Company
                                   200 Clarendon Street
                                   Boston, Massachusetts 02116

Distributor                        First Fund Distributors, Inc.
                                   4455 East Camelback Road
                                   Phoenix, AZ 85018

Custodian and Transfer Agent       Investors Bank & Trust Company
                                   200 Clarendon Street
                                   Boston, Massachusetts 02116

    The accompanying financial statements dated as of June 30, 1997 were not audited and, accordingly, no opinion is expressed on them.

